--------------------------------------------------------------------------------

                       DIMENSIONAL INVESTMENT GROUP INC.
                        U.S. LARGE COMPANY INSTITUTIONAL
                                INDEX PORTFOLIO

                                 ANNUAL REPORT

                          YEAR ENDED NOVEMBER 30, 2002

                     -------------------------------------

                       DIMENSIONAL INVESTMENT GROUP INC.
                U.S. LARGE COMPANY INSTITUTIONAL INDEX PORTFOLIO
                                 ANNUAL REPORT

                               TABLE OF CONTENTS

                                                     PAGE
                                                    -------
DIMENSIONAL INVESTMENT GROUP INC.
    Performance Chart.............................        1
    Management's Discussion and Analysis..........        2
    Statement of Assets and Liabilities...........        4
    Statement of Operations.......................        5
    Statements of Changes in Net Assets...........        6
    Financial Highlights..........................        7
    Notes to Financial Statements.................        8
    Report of Independent Certified Public
     Accountants..................................       10

THE DFA INVESTMENT TRUST COMPANY -- THE U.S. LARGE
  COMPANY SERIES
    Performance Chart.............................       11
    Schedule of Investments.......................       12
    Statement of Assets and Liabilities...........       17
    Statement of Operations.......................       18
    Statements of Changes in Net Assets...........       19
    Financial Highlights..........................       20
    Notes to Financial Statements.................       21
    Report of Independent Certified Public
     Accountants..................................       24

FUND MANAGEMENT...................................       25

This report is submitted for the information of the Fund's shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

                       DIMENSIONAL INVESTMENT GROUP INC.

                               PERFORMANCE CHART

--------------------------------------------------------------------------------
U.S. LARGE COMPANY INSTITUTIONAL INDEX PORTFOLIO VS.
S&P 500 INDEX
OCTOBER 1999-NOVEMBER 2002

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC
GROWTH OF $10,000

          U.S. LARGE COMPANY INSTITUTIONAL INDEX PORTFOLIO  S&P 500 INDEX
                                                   $10,000        $10,000
Oct-1999                                           $10,639        $10,633
Nov-1999                                           $10,849        $10,849
Dec-1999                                           $11,493        $11,488
Jan-2000                                           $10,913        $10,911
Feb-2000                                           $10,713        $10,705
Mar-2000                                           $11,753        $11,752
Apr-2000                                           $11,392        $11,398
May-2000                                           $11,162        $11,164
Jun-2000                                           $11,413        $11,439
Jul-2000                                           $11,252        $11,261
Aug-2000                                           $11,956        $11,960
Sep-2000                                           $11,321        $11,328
Oct-2000                                           $11,271        $11,281
Nov-2000                                           $10,385        $10,392
Dec-2000                                           $10,442        $10,443
Jan-2001                                           $10,806        $10,814
Feb-2001                                            $9,826         $9,827
Mar-2001                                            $9,195         $9,204
Apr-2001                                            $9,914         $9,920
May-2001                                            $9,974         $9,986
Jun-2001                                            $9,728         $9,743
Jul-2001                                            $9,636         $9,648
Aug-2001                                            $9,027         $9,044
Sep-2001                                            $8,303         $8,313
Oct-2001                                            $8,455         $8,472
Nov-2001                                            $9,107         $9,122
Dec-2001                                            $9,183         $9,202
Jan-2002                                            $9,050         $9,068
Feb-2002                                            $8,876         $8,893
Mar-2002                                            $9,203         $9,227
Apr-2002                                            $8,639         $8,668
May-2002                                            $8,578         $8,604
Jun-2002                                            $7,968         $7,991
Jul-2002                                            $7,351         $7,368
Aug-2002                                            $7,393         $7,416
Sep-2002                                            $6,594         $6,610
Oct-2002                                            $7,172         $7,192
Nov-2002                                            $7,595         $7,616

         ANNUALIZED                  ONE           FROM
         TOTAL RETURN (%)           YEAR       OCTOBER 1999
         --------------------------------------------------
                                   -16.61         -8.32

[SIDE NOTE]

- THE PORTFOLIO INVESTS IN THE U.S. LARGE COMPANY SERIES OF THE DFA INVESTMENT TRUST COMPANY WHICH IN TURN INTENDS TO INVEST IN ALL OF THE STOCKS THAT COMPRISE THE S&P 500 INDEX IN APPROXIMATELY THE SAME PROPORTIONS AS THEY ARE REPRESENTED IN THE INDEX.

Past performance is not predictive of future performance.

Performance periods less than one-, five-, or ten-years calculated from the first full month after inception.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

S&P 500 Index is courtesy of -C- STOCKS, BONDS, BILLS AND INFLATION YEARBOOK-TM-, Ibbotson Associates, Chicago (annually updated works by Roger C. Ibbotson and Rex A. Sinquefield).
[END SIDE NOTE]

--------------------------------------------------------------------------------

                       DIMENSIONAL INVESTMENT GROUP INC.
                      MANAGEMENT'S DISCUSSION AND ANALYSIS

U.S. EQUITY MARKET REVIEW                           YEAR ENDED NOVEMBER 30, 2002

    The performance for the U.S. equity market for the period under review was attributable primarily to two factors: the behavior of large company stocks relative to small company stocks, and the behavior of growth stocks relative to value stocks. Company size is measured by market capitalization, and "value" status is a function of stock price relative to one or more fundamental characteristics. Compared to other stocks, value stocks sell for low prices relative to their earnings, dividends, and book values.

    Of the two factors, the value/growth distinction was the more significant during the year ended November 30, 2002. Value stocks experienced losses, while growth stocks turned in unusually weak results.

            % TOTAL RETURN YEAR ENDED NOVEMBER 30, 2002
            -------------------------------------------
                                                         TOTAL
INDEX                                                   RETURNS
-----                                               ---------------
Russell 3000 Value Index..........................           -9.03%
Russell 3000 Growth Index.........................          -22.53%

    To a lesser extent, results were also a function of company size: small company stocks outperformed large company stocks.

            % TOTAL RETURN YEAR ENDED NOVEMBER 30, 2002
            -------------------------------------------
                                                         TOTAL
INDEX                                                   RETURNS
-----                                               ---------------
Russell 2000 Index (small companies)..............          -10.60%
Russell 1000 Index (large companies)..............          -16.06%

    When the value and growth sectors are analyzed by size, the distinction in performance is even more clearly illustrated. Small value companies performed the best while large growth stocks performed the worst:

            % TOTAL RETURN YEAR ENDED NOVEMBER 30, 2002
            -------------------------------------------
                                                         TOTAL
INDEX                                                   RETURNS
-----                                               ---------------
Russell 2000 Value Index (small value
  companies)......................................           -1.80%
Russell 1000 Value Index (large value
  companies)......................................           -9.61%
Russell 2000 Growth Index (small growth
  companies)......................................          -20.43%
Russell 1000 Growth Index (large growth
  companies)......................................          -22.68%

--------------
Source: Frank Russell Co.

    Differences in returns for the various Dimensional U.S. equity funds over this period were primarily attributable to differences in value/growth and size characteristics. Moreover, the portfolio construction approach used by Dimensional Fund Advisors Inc., the fund's investment adviser (the "Advisor"), generally results in portfolios with greater emphasis on value or small company characteristics relative to widely-used index benchmarks. As a result, in periods when value or small company index benchmarks have outperformed growth or large company index benchmarks, it should not be surprising to find investment strategies with a greater exposure to small company or value characteristics outperforming these benchmarks.

U.S. LARGE COMPANY INSTITUTIONAL INDEX PORTFOLIO

    The U.S. Large Company Institutional Index Portfolio seeks to produce returns similar to those of the S&P 500-Registered Trademark- Index by purchasing shares of a Master Fund that invests in S&P 500-Registered Trademark- Index stocks in approximately the same proportions as they are represented in the S&P 500-Registered Trademark- Index. The Master Fund was essentially fully invested in equities throughout the year ended November 30, 2002: cash equivalents averaged less than 2.0% of Fund assets. For the year ended November 30, 2002, total returns were -16.61% for the U.S. Large Company Institutional Index Portfolio and -16.51% for the
S&P 500-Registered Trademark- Index.

    Growth company components of the S&P 500-Registered Trademark- Index modestly underperformed the value components by an appreciable margin. For the twelve-month period ending November 30, 2002, total returns were -18.16% for the S&P/BARRA 500 Growth Index, and -15.26% for the S&P/BARRA 500 Value Index.

                       DIMENSIONAL INVESTMENT GROUP INC.
                U.S. LARGE COMPANY INSTITUTIONAL INDEX PORTFOLIO
                      STATEMENT OF ASSETS AND LIABILITIES
                               NOVEMBER 30, 2002

                  (AMOUNTS IN THOUSANDS, EXCEPT SHARE AMOUNTS)

ASSETS:
Investment in The U.S. Large Company Series of The
  DFA Investment Trust Company
  (Cost $304,320)++ at Value+.....................  $  305,415
Receivables:
  Investment Securities Sold......................         173
  Fund Shares Sold................................         240
Prepaid Expenses and Other Assets.................          23
                                                    ----------
    Total Assets..................................     305,851
                                                    ----------

LIABILITIES:
Payable for Fund Shares Redeemed..................         413
Accrued Expenses and Other Liabilities............          30
                                                    ----------
    Total Liabilities.............................         443
                                                    ----------
NET ASSETS........................................  $  305,408
                                                    ==========

SHARES OUTSTANDING, $.01 PAR VALUE
  (Authorized 200,000,000)........................  41,519,680
                                                    ==========
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER
  SHARE...........................................  $     7.36
                                                    ==========

NET ASSETS CONSIST OF:
Paid-in Capital...................................  $  387,379
Accumulated Net Investment Income (Loss)..........       1,175
Accumulated Net Realized Gain (Loss) on Investment
  Securities......................................     (82,777)
Accumulated Net Realized Gain (Loss) on Futures...      (1,464)
Unrealized Appreciation (Depreciation) of
  Investment Securities...........................        (538)
Unrealized Appreciation (Depreciation) of
  Futures.........................................       1,633
                                                    ----------
    Total Net Assets..............................  $  305,408
                                                    ==========

--------------

  +  See Note B to Financial Statements.
 ++  The cost for federal income tax purposes is $318,669.

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.
                U.S. LARGE COMPANY INSTITUTIONAL INDEX PORTFOLIO
                            STATEMENT OF OPERATIONS
                      FOR THE YEAR ENDED NOVEMBER 30, 2002

                             (AMOUNTS IN THOUSANDS)

INVESTMENT INCOME
  Dividends.......................................         $  3,974
  Interest........................................               79
  Income from Securities Lending..................               14
  Expenses Allocated from Master Fund.............             (137)
                                                           --------
        Total Investment Income...................            3,930
                                                           --------
EXPENSES
  Administrative Services.........................              128
  Accounting & Transfer Agent Fees................               65
  Legal Fees......................................               11
  Audit Fees......................................                3
  Filing Fees.....................................               42
  Shareholders' Reports...........................               15
  Directors' Fees and Expenses....................                1
  Organizational Costs............................               48
  Other...........................................                1
                                                           --------
        Total Expenses............................              314
        Less: Fees Waived and/or Expenses
        Reimbursed................................             (185)
                                                           --------
        Net Expenses..............................              129
                                                           --------
  NET INVESTMENT INCOME (LOSS)....................            3,801
                                                           --------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENT SECURITIES
  Net Realized Gain (Loss) on Investment
    Securities Sold...............................          (26,235)
  Net Realized Gain (Loss) on Futures.............           (1,464)
  Change in Unrealized Appreciation (Depreciation)
    of:
    Investment Securities.........................          (18,981)
    Futures.......................................              562
                                                           --------

  NET GAIN (LOSS) ON INVESTMENT SECURITIES........          (46,118)
                                                           --------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM OPERATIONS.................................         $(42,317)
                                                           ========

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.
                U.S. LARGE COMPANY INSTITUTIONAL INDEX PORTFOLIO
                      STATEMENTS OF CHANGES IN NET ASSETS

                             (AMOUNTS IN THOUSANDS)

                                            YEAR      YEAR
                                           ENDED     ENDED
                                          NOV. 30,  NOV. 30,
                                            2002      2001
                                          --------  --------
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net Investment Income (Loss)..........  $  3,801  $  2,334
  Net Realized Gain (Loss) on Investment
    Securities Sold.....................   (26,235)  (40,417)
  Net Realized Gain (Loss) on Futures...    (1,464)  (13,383)
  Change in Unrealized Appreciation
    (Depreciation) of:
    Investment Securities...............   (18,981)   23,879
    Futures.............................       562     1,118
                                          --------  --------
        Net Increase (Decrease) in Net
          Assets Resulting from
          Operations....................   (42,317)  (26,469)
                                          --------  --------
Distributions From:
  Net Investment Income.................    (3,252)   (2,150)
                                          --------  --------
        Total Distributions.............    (3,252)   (2,150)
                                          --------  --------
Capital Share Transactions (1):
  Shares Issued.........................   181,990   104,756
  Shares Issued in Lieu of Cash
    Distributions.......................     3,252     2,150
  Shares Redeemed.......................   (53,894)  (32,736)
                                          --------  --------
        Net Increase (Decrease) from
          Capital Share Transactions....   131,348    74,170
                                          --------  --------
        Total Increase (Decrease).......    85,779    45,551
NET ASSETS
  Beginning of Year.....................   219,629   174,078
                                          --------  --------
  End of Year...........................  $305,408  $219,629
                                          ========  ========
(1) SHARES ISSUED AND REDEEMED:
    Shares Issued.......................    23,755    11,027
    Shares Issued in Lieu of Cash
      Distributions.....................       401       224
    Shares Redeemed.....................    (7,213)   (3,556)
                                          --------  --------
                                            16,943     7,695
                                          ========  ========

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.
                U.S. LARGE COMPANY INSTITUTIONAL INDEX PORTFOLIO
                              FINANCIAL HIGHLIGHTS
                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                   YEAR         YEAR         YEAR       SEP. 23,
                                   ENDED        ENDED        ENDED         TO
                                 NOV. 30,     NOV. 30,     NOV. 30,     NOV. 30,
                                   2002         2001         2000         1999
                                -----------  -----------  -----------  -----------
Net Asset Value, Beginning of
  Period......................   $   8.94     $  10.31     $  10.87      $ 10.00
                                 --------     --------     --------      -------
INCOME FROM INVESTMENT
OPERATIONS
  Net Investment Income
    (Loss)....................       0.11         0.11         0.11         0.02
  Net Gains (Losses) on
    Securities (Realized and
    Unrealized)...............      (1.58)       (1.37)       (0.57)        0.85
                                 --------     --------     --------      -------
Total from Investment
  Operations..................      (1.47)       (1.26)       (0.46)        0.87
                                 --------     --------     --------      -------
LESS DISTRIBUTIONS
  Net Investment Income.......      (0.11)       (0.11)       (0.10)          --
  Net Realized Gains..........         --           --           --           --
                                 --------     --------     --------      -------
Total Distributions...........      (0.11)       (0.11)       (0.10)          --
                                 --------     --------     --------      -------
Net Asset Value, End of
  Period......................   $   7.36     $   8.94     $  10.31      $ 10.87
                                 ========     ========     ========      =======
Total Return..................     (16.61)%     (12.31)%      (4.28)%       8.70%#

Net Assets, End of Period
  (thousands).................   $305,408     $219,629     $174,078      $55,887
Ratio of Expenses to Average
  Net Assets (1)..............       0.10%        0.10%        0.10%        0.10%*
Ratio of Expenses to Average
  Net Assets (excluding
  waivers and assumption of
  expenses) (1)...............       0.17%        0.16%        0.17%        0.35%*
Ratio of Net Investment Income
  to Average Net Assets.......       1.49%        1.22%        1.07%        1.20%*
Ratio of Net Investment Income
  to Average Net Assets
  (excluding waivers and
  assumption of expenses).....       1.42%        1.16%        1.00%        0.95%*
Portfolio Turnover Rate.......        N/A          N/A          N/A          N/A
Portfolio Turnover Rate of
  Master Fund Series..........         11%           8%           8%           4%(a)

--------------

*    Annualized
#    Non-Annualized
(1) Represents the combined ratio for the Portfolio and its respective pro-rata share of the Master Fund Series.
(a)  For the year ended November 30, 1999.
N/A  Refer to the respective Master Fund Series.

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.
                         NOTES TO FINANCIAL STATEMENTS

A. ORGANIZATION:

    Dimensional Investment Group Inc. (the "Fund") is an open-end management investment company registered under the Investment Company Act of 1940, whose shares are offered to institutional investors, retirement plans and clients of registered investment advisors. The Fund currently offers twenty-two portfolios, of which U.S. Large Company Institutional Index Portfolio (the "Portfolio") is presented in this report.

    The Portfolio invests all of its assets in The U.S. Large Company Series (the "Series" or the "Master Fund"), a corresponding series of The DFA Investment Trust Company. At November 30, 2002, the Portfolio owned 12% of the Series. The financial statements of the Series are included elsewhere in this report and should be read in conjunction with the financial statements of the Portfolio.

B. SIGNIFICANT ACCOUNTING POLICIES:

    The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America for investment companies. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates and those differences could be material.

    1. SECURITY VALUATION: The Portfolio's investment reflects its proportionate interest in the net assets of the Series.

    2. DEFERRED COMPENSATION PLAN: Each eligible Director of the Fund may elect participation in the Deferred Compensation Plan (the "Plan"). Under the Plan, effective January 1, 2002, such Directors may defer payment of a percentage of their total fees earned as a Director. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio, U.S. Micro Cap Portfolio, DFA International Value Portfolio, Emerging Markets Portfolio and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income, are included in Directors' Fees and Expenses. At November 30, 2002, the total liability for deferred compensation to Directors is included in Accrued Expenses and Other Liabilities in the amount of $1,070.

    3. OTHER: The Portfolio accrues its share of income and expenses daily on its investment in the Series, which is treated as a partnership for federal income tax purposes. All of the net investment income and realized and unrealized gains or losses from the security transactions of the Series are allocated pro rata among its investors at the time of such determination. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Expenses directly attributable to the Portfolio or to the Series are directly charged. Common expenses are allocated using methods approved by the Board of Directors, generally based on average net assets.

C. INVESTMENT ADVISOR:

    Dimensional Fund Advisors Inc. ("Dimensional" or the "Advisor") provides administrative services to the Portfolio, including supervision of services provided by others, providing information to the shareholders and to the Board of Directors, and other administrative services. The Advisor provides investment advisory services to the Series. For the year ended November 30, 2002, the Portfolio's Administrative Fees were accrued daily and paid monthly to the Advisor at an effective annual rate of 0.05 of 1% of average daily net assets.

    The Advisor has agreed to waive its fees and reimburse the Portfolio to the extent necessary to keep the annual combined expenses of the Portfolio and its respective Master Fund to not more than 0.10% of average daily net assets. Annualized expenses are those expenses incurred in any period consisting of twelve consecutive months. At November 30, 2002, approximately $185,000 of waived fees are subject to future reimbursement to the Advisor over various periods not exceeding November 30, 2004.

    Certain officers of the Portfolio are also officers, directors and shareholders of the Advisor.

D. FEDERAL INCOME TAXES:

    No provision for federal income taxes is required since the Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute substantially all of its taxable income and capital gains to shareholders. Because income tax regulations differ from generally accepted accounting principles, the timing and character of income and capital gain distributions determined in accordance with tax regulations can differ from income and capital gains recognized for financial reporting purposes. Accordingly, the character of distributions and the composition of net assets for tax purposes can differ from those reflected in the financial statements. These book/tax differences may be temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid in capital, accumulated net realized gain (loss) or undistributed net investment income as appropriate, in the period the differences arise. These reclassifications have no effect on net assets or net asset value per share.

    Short-term gain distributions to shareholders are treated as ordinary income for tax purposes.

    The components of distributable earnings on a tax basis do not differ materially from book basis distributable earnings, which are disclosed in the Statement of Assets and Liabilities.

    At November 30, 2002, gross unrealized appreciation and depreciation for federal income tax purposes of investment securities was as follows (amounts in thousands):

Gross Unrealized Appreciation.....................  $    8,750
Gross Unrealized Depreciation.....................     (22,004)
                                                    ----------
    Net...........................................  $  (13,254)
                                                    ==========

    At November 30, 2002, the Portfolio had capital loss carryforwards for federal income tax purposes of approximately $68,259,000 of which $61,000, $1,616,000, $51,761,000 and $14,821,000 will expire on November 30, 2007,
November 30, 2008, November 30, 2009 and November 30, 2010, respectively.

E. LINE OF CREDIT:

    The Fund, together with other Dimensional-advised portfolios, has entered into a $50 million unsecured discretionary line of credit with its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $50 million. Borrowings under the line are charged interest at the current overnight federal funds rate plus a variable rate determined at the date of borrowing. Each portfolio is individually, and not jointly liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit, since this is not a committed facility. The agreement for the discretionary line of credit may be terminated at any time. There were no borrowings by the Portfolio under the discretionary line of credit during the year ended November 30, 2002.

    The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $150 million unsecured line of credit with its international custodian bank. Each portfolio is permitted to borrow, subject to investment limitations, up to a maximum of $150 million, as long as total borrowings under the line of credit do not exceed $150 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed to by the parties at the time of borrowing. There is no commitment fee on the unused line of credit. The agreement of the line of credit expires in April 2003. There were no borrowings by the Portfolio under the line of credit with the international custodian bank during the year ended November 30, 2002.

               REPORT OF INDEPENDENT CERTIFIED PUBLIC ACCOUNTANTS

TO THE SHAREHOLDERS OF U.S. LARGE COMPANY INSTITUTIONAL INDEX PORTFOLIO AND BOARD OF DIRECTORS OF DIMENSIONAL INVESTMENT GROUP INC.

In our opinion, the accompanying statement of assets and liabilities, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of U.S. Large Company Institutional Index Portfolio (one of the portfolios constituting Dimensional Investment Group Inc., hereafter referred to as the "Portfolio") at November 30, 2002, the results of its operations for the year then ended, the changes in its net assets or each of the two years in the period then ended and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Portfolio's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at November 30, 2002 by correspondence with the transfer agent of the investee fund, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Fort Lauderdale, Florida
January 15, 2003

                        THE DFA INVESTMENT TRUST COMPANY

                               PERFORMANCE CHART

--------------------------------------------------------------------------------
THE U.S. LARGE COMPANY SERIES VS.
S&P 500 INDEX
MARCH 1993-NOVEMBER 2002

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC
GROWTH OF $10,000

          THE U.S. LARGE  S&P 500
          COMPANY SERIES   INDEX
                 $10,000  $10,000
Mar-1993         $10,212  $10,215
Apr-1993          $9,959   $9,965
May-1993         $10,222  $10,234
Jun-1993         $10,243  $10,268
Jul-1993         $10,202  $10,219
Aug-1993         $10,580  $10,609
Sep-1993         $10,509  $10,530
Oct-1993         $10,724  $10,744
Nov-1993         $10,621  $10,643
Dec-1993         $10,756  $10,774
Jan-1994         $11,109  $11,135
Feb-1994         $10,808  $10,834
Mar-1994         $10,350  $10,363
Apr-1994         $10,485  $10,498
May-1994         $10,652  $10,669
Jun-1994         $10,401  $10,405
Jul-1994         $10,736  $10,750
Aug-1994         $11,177  $11,187
Sep-1994         $10,913  $10,917
Oct-1994         $11,155  $11,167
Nov-1994         $10,759  $10,758
Dec-1994         $10,918  $10,915
Jan-1995         $11,197  $11,198
Feb-1995         $11,636  $11,633
Mar-1995         $11,978  $11,977
Apr-1995         $12,322  $12,326
May-1995         $12,816  $12,813
Jun-1995         $13,118  $13,114
Jul-1995         $13,551  $13,550
Aug-1995         $13,584  $13,587
Sep-1995         $14,158  $14,156
Oct-1995         $14,104  $14,107
Nov-1995         $14,714  $14,728
Dec-1995         $14,996  $15,000
Jan-1996         $15,512  $15,516
Feb-1996         $15,644  $15,665
Mar-1996         $15,797  $15,815
Apr-1996         $16,028  $16,048
May-1996         $16,420  $16,462
Jun-1996         $16,488  $16,529
Jul-1996         $15,767  $15,794
Aug-1996         $16,089  $16,129
Sep-1996         $16,988  $17,035
Oct-1996         $17,454  $17,502
Nov-1996         $18,775  $18,830
Dec-1996         $18,398  $18,461
Jan-1997         $19,551  $19,608
Feb-1997         $19,696  $19,766
Mar-1997         $18,886  $18,944
Apr-1997         $20,006  $20,075
May-1997         $21,227  $21,308
Jun-1997         $22,169  $22,258
Jul-1997         $23,934  $24,025
Aug-1997         $22,603  $22,689
Sep-1997         $23,835  $23,933
Oct-1997         $23,046  $23,133
Nov-1997         $24,099  $24,205
Dec-1997         $24,509  $24,621
Jan-1998         $24,786  $24,894
Feb-1998         $26,573  $26,689
Mar-1998         $27,925  $28,056
Apr-1998         $28,202  $28,339
May-1998         $27,714  $27,851
Jun-1998         $28,845  $28,982
Jul-1998         $28,533  $28,675
Aug-1998         $24,427  $24,529
Sep-1998         $25,981  $26,101
Oct-1998         $28,067  $28,223
Nov-1998         $29,788  $29,933
Dec-1998         $31,551  $31,657
Jan-1999         $32,838  $32,981
Feb-1999         $31,807  $31,955
Mar-1999         $33,083  $33,233
Apr-1999         $34,347  $34,519
May-1999         $33,536  $33,705
Jun-1999         $35,387  $35,575
Jul-1999         $34,290  $34,465
Aug-1999         $34,112  $34,293
Sep-1999         $33,181  $33,353
Oct-1999         $35,288  $35,465
Nov-1999         $35,997  $36,185
Dec-1999         $38,139  $38,316
Jan-2000         $36,220  $36,392
Feb-2000         $35,543  $35,705
Mar-2000         $39,005  $39,196
Apr-2000         $37,807  $38,017
May-2000         $37,032  $37,237
Jun-2000         $37,888  $38,153
Jul-2000         $37,354  $37,558
Aug-2000         $39,673  $39,890
Sep-2000         $37,574  $37,784
Oct-2000         $37,409  $37,626
Nov-2000         $34,469  $34,661
Dec-2000         $34,645  $34,830
Jan-2001         $35,874  $36,067
Feb-2001         $32,603  $32,778
Mar-2001         $30,539  $30,700
Apr-2001         $32,903  $33,085
May-2001         $33,103  $33,307
Jun-2001         $32,292  $32,497
Jul-2001         $31,982  $32,179
Aug-2001         $29,974  $30,164
Sep-2001         $27,555  $27,727
Oct-2001         $28,076  $28,257
Nov-2001         $30,226  $30,424
Dec-2001         $30,480  $30,692
Jan-2002         $30,035  $30,244
Feb-2002         $29,459  $29,660
Mar-2002         $30,546  $30,775
Apr-2002         $28,695  $28,910
May-2002         $28,494  $28,696
Jun-2002         $26,454  $26,653
Jul-2002         $24,401  $24,574
Aug-2002         $24,557  $24,736
Sep-2002         $21,883  $22,047
Oct-2002         $23,813  $23,988
Nov-2002         $25,210  $25,401

         ANNUALIZED               ONE       FIVE       FROM
         TOTAL RETURN (%)         YEAR     YEARS    MARCH 1993
         -----------------------------------------------------
                                 -16.59     0.91       9.95

[SIDE NOTE]

- THE SERIES INTENDS TO INVEST IN ALL OF THE STOCKS THAT COMPRISE THE S&P 500 INDEX IN APPROXIMATELY THE SAME PROPORTIONS AS THEY ARE REPRESENTED IN THE INDEX.

Past performance is not predictive of future performance.

Performance periods less than one-, five-, or ten-years calculated from the first full month after inception.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

S&P 500 Index is courtesy of -C- STOCKS, BONDS, BILLS AND INFLATION YEARBOOK-TM-, Ibbotson Associates, Chicago (annually updated works by Roger C. Ibbotson and Rex A. Sinquefield).
[END SIDE NOTE]

--------------------------------------------------------------------------------

                         THE U.S. LARGE COMPANY SERIES
                            SCHEDULE OF INVESTMENTS
                               NOVEMBER 30, 2002

                                           SHARES        VALUE+
                                           ------        ------
COMMON STOCKS -- (97.4%)
 3M Co..................................    114,900  $   14,919,765
 Abbott Laboratories....................    460,400      20,156,312
 Ace, Ltd...............................     77,300       2,635,930
 *ADC Telecommunications, Inc...........    234,700         510,472
 #Adobe Systems, Inc....................     70,700       2,089,892
 *Advanced Medical Optics, Inc..........          1              11
 *Advanced Micro Devices, Inc...........    100,900         857,650
 *AES Corp..............................    159,900         338,988
 Aetna, Inc.............................     44,400       1,676,100
 AFLAC, Inc.............................    152,400       4,701,540
 *Agilent Technologies, Inc.............    136,800       2,655,288
 Air Products & Chemicals, Inc..........     67,000       2,962,740
 Alberto-Culver Co. Class B.............     17,100         847,305
 #Albertson's, Inc......................    119,900       2,798,466
 Alcoa, Inc.............................    248,800       6,356,840
 #Allegheny Energy, Inc.................     37,100         255,619
 Allegheny Teledyne, Inc................     23,800         170,170
 Allergan, Inc..........................     38,100       2,239,899
 *Allied Waste Industries, Inc..........     58,100         620,508
 Allstate Corp..........................    207,900       8,114,337
 #Alltel Corp...........................     91,700       5,050,836
 *Altera Corp...........................    112,500       1,627,312
 Ambac Financial Group, Inc.............     31,300       1,956,563
 Amerada Hess Corp......................     26,300       1,472,800
 Ameren Corp............................     42,700       1,765,645
 #American Electric Power Co., Inc......     99,800       2,836,316
 American Express Co....................    391,600      15,244,988
 *American Greetings Corp. Class A......     19,400         315,638
 American International Group, Inc......    769,400      50,126,410
 *American Power Conversion Corp........     57,900         933,058
 *American Standard Companies, Inc......     21,200       1,578,976
 AmerisourceBergen Corp.................     31,300       1,816,026
 *Amgen, Inc............................    376,700      17,770,822
 *AMR Corp..............................     45,700         353,718
 AmSouth Bancorporation.................    105,700       2,015,699
 Anadarko Petroleum Corp................     73,200       3,455,040
 *Analog Devices, Inc...................    107,800       3,308,382
 *Andrew Corp...........................     28,800         324,432
 Anheuser-Busch Companies, Inc..........    255,900      12,569,808
 *Anthem, Inc...........................     41,600       2,464,800
 *AOL Time Warner, Inc..................  1,315,200      21,529,824
 AON Corp...............................     89,800       1,637,952
 Apache Corp............................     42,400       2,284,512
 *Apollo Group, Inc. (Class A)..........     51,200       2,112,256
 *Apple Computer, Inc...................    105,700       1,640,992
 Applera Corporation - Applied
   Biosystems Group.....................     62,600       1,368,436
 *Applied Materials, Inc................    484,800       8,268,264
 *Applied Micro Circuits Corp...........     88,600         404,459
 Archer-Daniels Midland Co..............    192,100       2,560,693
 Ashland, Inc...........................     20,300         592,151
 AT&T Corp..............................    226,600       6,353,864
 *AT&T Wireless Services, Inc...........    797,900       6,024,145
 Autodesk, Inc..........................     33,900         525,619
 Automatic Data Processing, Inc.........    182,700       7,941,969
 *Autozone, Inc.........................     29,100       2,377,470
 *Avaya, Inc............................    106,600         309,140
 #Avery Dennison Corp...................     32,300       2,081,412
                                           SHARES        VALUE+
                                           ------        ------
 Avon Products, Inc.....................     69,600  $    3,573,960
 #B B & T Corp..........................    142,500       5,413,575
 Baker Hughes, Inc......................     99,400       3,254,356
 Ball Corp..............................     16,700         826,316
 Bank of America Corp...................    442,900      31,038,432
 Bank of New York Co., Inc..............    214,000       6,494,900
 Bank One Corp..........................    345,900      13,659,591
 Bard (C.R.), Inc.......................     15,100         838,050
 Bausch & Lomb, Inc.....................     15,900         600,066
 #Baxter International, Inc.............    177,700       5,684,623
 #Bear Stearns Companies, Inc...........     29,000       1,856,000
 Becton Dickinson & Co..................     75,700       2,246,019
 *Bed, Bath and Beyond, Inc.............     86,100       2,999,724
 Bellsouth Corp.........................    551,600      15,334,480
 Bemis Co., Inc.........................     15,500         801,660
 *Best Buy Co., Inc.....................     94,700       2,621,296
 *Big Lots, Inc.........................     34,300         435,610
 *#Biogen, Inc..........................     43,800       1,934,865
 Biomet, Inc............................     77,600       2,134,388
 *BJ Services, Co.......................     46,100       1,542,045
 Black & Decker Corp....................     23,800       1,022,686
 Block (H.&R.), Inc.....................     53,200       2,039,156
 *BMC Software, Inc.....................     71,000       1,270,900
 Boeing Co..............................    247,400       8,411,600
 Boise Cascade Corp.....................     17,200         465,776
 *Boston Scientific Corp................    119,900       5,035,800
 Bristol Myers Squibb Co................    570,800      15,126,200
 *#Broadcom Corp........................     80,800       1,584,488
 Brown-Forman Corp. Class B.............     20,200       1,335,220
 Brunswick Corp.........................     26,600         559,132
 Burlington Northern Santa Fe Corp......    112,100       2,839,493
 #Burlington Resources, Inc.............     59,300       2,497,716
 *#Calpine Corp.........................    111,100         492,173
 Campbell Soup Co.......................    120,900       2,919,735
 #Capital One Financial Corp............     65,300       2,207,140
 Cardinal Health, Inc...................    133,100       8,190,974
 #Carnival Corp.........................    172,800       4,847,040
 Caterpillar, Inc.......................    101,500       5,064,850
 *Cendant Corp..........................    306,500       3,855,770
 #CenterPoint Energy, Inc...............     89,600         685,440
 Centex Corp............................     18,200         916,006
 #CenturyTel, Inc.......................     41,800       1,290,784
 Charter One Financial, Inc.............     67,600       2,034,760
 ChevronTexaco Corp.....................    314,700      21,094,341
 *Chiron Corp...........................     55,600       2,236,232
 #Chubb Corp............................     50,600       2,965,160
 *CIENA Corp............................    127,100         845,850
 CIGNA Corp.............................     41,300       1,797,789
 Cincinnati Financial Corp..............     47,800       1,846,275
 #Cinergy Corp..........................     49,300       1,597,320
 Cintas Corp............................     50,000       2,525,750
 Circuit City Stores, Inc. (Circuit City
   Group)...............................     61,800         598,224
 *Cisco Sytems, Inc.....................  2,156,200      32,181,285
 Citigroup, Inc.........................  1,491,400      57,985,632
 *#Citizens Communications Co...........     83,200         820,352
 *#Citrix Systems, Inc..................     51,700         607,733
 *Clear Channel Communications, Inc.....    180,500       7,844,530
 #Clorox Co.............................     67,900       2,976,736

THE U.S. LARGE COMPANY SERIES
CONTINUED

                                           SHARES        VALUE+
                                           ------        ------
 CMS Energy Corp........................     42,400  $      421,880
 Coca-Cola Co...........................    731,500      33,385,660
 Coca-Cola Enterprises, Inc.............    132,100       2,812,409
 Colgate-Palmolive Co...................    159,900       8,217,261
 *Comcast Corp. Class A.................    675,424      15,767,773
 Comerica, Inc..........................     51,600       2,442,228
 Computer Associates International,
   Inc..................................    170,300       2,573,233
 *Computer Sciences Corp................     50,500       1,761,945
 *Compuware Corp........................    110,800         604,414
 *Comverse Technology, Inc..............     55,100         668,638
 Conagra, Inc...........................    158,300       3,857,771
 *Concord EFS, Inc......................    151,200       2,268,000
 ConocoPhilips..........................    199,400       9,533,314
 Consolidated Edison, Inc...............     62,800       2,496,300
 #Constellation Energy Group............     48,500       1,277,975
 *Convergys Corp........................     51,100         880,964
 Cooper Industries, Ltd.................     27,500       1,045,550
 Cooper Tire & Rubber Co................     21,700         345,030
 Coors (Adolph) Co. Class B.............     10,600         687,516
 *Corning, Inc..........................    338,000       1,497,340
 *Costco Wholesale Corp.................    134,000       4,328,870
 Countrywide Credit Industries, Inc.....     37,100       1,829,030
 Crane Co...............................     17,600         362,032
 CSX Corp...............................     62,700       1,733,655
 #Cummins Engine Co., Inc...............     12,100         380,424
 #CVS Corp..............................    115,600       3,107,328
 Dana Corp..............................     43,800         591,300
 Danaher Corp...........................     44,600       2,802,664
 #Darden Restaurants, Inc...............     50,400       1,090,152
 Deere & Co.............................     70,200       3,590,730
 *Dell Computer Corp....................    764,600      21,867,560
 Delphi Automotive Systems Corp.........    164,900       1,401,650
 #Delta Air Lines, Inc..................     36,300         490,050
 Deluxe Corp............................     18,400         798,560
 Devon Energy Corp......................     46,100       2,110,919
 Dillards, Inc. Class A.................     24,900         481,068
 Disney (Walt) Co.......................    601,500      11,921,730
 Dollar General Corp....................     98,200       1,299,186
 Dominion Resources, Inc................     89,800       4,575,310
 Donnelley (R.R.) & Sons Co.............     33,500         712,545
 Dover Corp.............................     59,700       1,862,640
 Dow Chemical Co........................    268,500       8,565,150
 Dow Jones & Co., Inc...................     24,800       1,027,960
 #DTE Energy Co.........................     49,300       2,185,469
 #Duke Power Co.........................    261,600       5,163,984
 DuPont (E.I.) de Nemours & Co., Inc....    292,700      13,060,274
 Dynegy, Inc............................    108,700         127,179
 Eastman Chemical Co....................     22,800         892,164
 #Eastman Kodak Co......................     86,000       3,175,120
 Eaton Corp.............................     20,800       1,578,096
 *eBay, Inc.............................     90,000       6,206,400
 Ecolab, Inc............................     38,100       1,892,427
 *Edison International..................     96,000       1,064,640
 El Paso Corp...........................    172,300       1,467,996
 *Electronic Arts, Inc..................     41,100       2,788,430
 Electronic Data Systems Corp...........    141,500       2,623,410
 *EMC Corp..............................    649,500       4,708,875
 #Emerson Electric Co...................    124,000       6,466,600
 Engelhard Corp.........................     37,900         918,696
 Entergy Corp...........................     66,000       2,886,180
 EOG Resources, Inc.....................     34,200       1,325,934
                                           SHARES        VALUE+
                                           ------        ------
 Equifax, Inc...........................     42,400  $    1,030,320
 Equity Office Properties Trust.........    123,400       3,172,614
 Equity Residential Corp................     81,200       2,120,944
 Exelon Corp............................     94,900       4,763,031
 Exxon Mobil Corp.......................  1,991,300      69,297,240
 Family Dollar Stores, Inc..............     51,200       1,509,888
 Federal Home Loan Mortgage
   Corporation..........................    205,100      11,821,964
 Federal National Mortgage
   Association..........................    293,300      18,492,565
 *Federated Department Stores, Inc......     59,400       1,941,192
 #FedEx Corp............................     87,800       4,615,646
 Fifth Third Bancorp....................    171,100       9,571,334
 First Data Corp........................    223,100       7,728,184
 First Tennessee National Corp..........     37,300       1,375,624
 FirstEnergy Corp.......................     87,800       2,781,504
 *Fiserv, Inc...........................     56,600       1,923,834
 FleetBoston Financial Corp.............    308,700       8,375,031
 #Fluor Corp............................     23,800         652,596
 Ford Motor Co..........................    537,300       6,114,474
 *Forest Laboratories, Inc..............     52,900       5,677,757
 Fortune Brands, Inc....................     44,300       2,160,511
 FPL Group, Inc.........................     53,600       3,151,680
 Franklin Resources, Inc................     76,600       2,830,370
 *Freeport McMoran Copper & Gold, Inc.
   Class B..............................     42,700         661,850
 Gannett Co., Inc.......................     78,600       5,600,250
 Gap, Inc...............................    256,300       4,072,607
 *Gateway, Inc..........................     95,400         363,474
 General Dynamics Corp..................     59,500       4,846,275
 General Electric Co....................  2,932,100      79,459,910
 General Mills, Inc.....................    108,500       4,841,270
 #General Motors Corp...................    165,200       6,558,440
 Genuine Parts Co.......................     51,600       1,640,364
 *Genzyme Corp..........................     63,200       2,073,276
 Georgia-Pacific Corp...................     67,800       1,405,494
 Gillette Co............................    311,700       9,450,744
 Golden West Financial Corp.............     45,500       3,148,600
 Goodrich (B.F.) Co.....................     34,000         625,600
 Goodyear Tire & Rubber Co..............     51,700         426,008
 Grainger (W.W.), Inc...................     27,500       1,478,950
 Great Lakes Chemical Corp..............     14,800         371,480
 *Guidant Corp..........................     90,100       2,696,693
 Halliburton Co.........................    128,700       2,702,700
 Harley-Davidson, Inc...................     89,000       4,320,060
 *Harrahs Entertainment, Inc............     32,900       1,316,000
 Hartford Financial Services Group,
   Inc..................................     72,900       3,576,474
 #Hasbro, Inc...........................     51,100         655,102
 HCA, Inc...............................    152,800       6,139,504
 Health Management Associates, Inc......     70,200       1,230,606
 *Healthsouth Corp......................    116,800         475,376
 Heinz (H.J.) Co........................    103,400       3,600,388
 *Hercules, Inc.........................     32,100         302,382
 Hershey Foods Corp.....................     40,300       2,594,917
 Hewlett-Packard Co.....................    899,300      17,518,364
 Hilton Hotels Corp.....................    110,900       1,518,221
 Home Depot, Inc........................    694,300      18,343,406
 Honeywell International, Inc...........    241,500       6,247,605
 Household International, Inc...........    134,000       3,845,800
 *Humana, Inc...........................     49,900         519,459
 Huntington Bancshares, Inc.............     70,900       1,390,349

THE U.S. LARGE COMPANY SERIES
CONTINUED

                                           SHARES        VALUE+
                                           ------        ------
 Illinois Tool Works, Inc...............     90,300  $    6,139,497
 IMS Health, Inc........................     83,600       1,387,760
 Ingersoll-Rand Co., Ltd. Class A.......     49,800       2,300,760
 Intel Corp.............................  1,964,000      41,018,140
 #International Business Machines
   Corp.................................    499,300      43,489,030
 International Flavors & Fragrances,
   Inc..................................     28,000         924,560
 *#International Game Technology........     25,400       1,958,340
 International Paper Co.................    142,000       5,573,500
 Interpublic Group of Companies, Inc....    113,000       1,691,610
 *Intuit, Inc...........................     62,300       3,361,085
 ITT Industries, Inc....................     27,100       1,633,588
 *Jabil Circuit, Inc....................     58,300       1,250,535
 *JDS Uniphase Corp.....................    401,300       1,368,433
 Jefferson-Pilot Corp...................     43,500       1,659,525
 John Hancock Financial Services,
   Inc..................................     85,400       2,610,678
 Johnson & Johnson......................    876,900      50,000,838
 Johnson Controls, Inc..................     26,100       2,163,429
 *Jones Apparel Group, Inc..............     38,000       1,398,400
 JP Morgan Chase & Co...................    587,600      14,789,892
 KB Home Corp...........................     14,700         656,943
 Kellogg Co.............................    120,900       4,034,433
 Kerr-McGee Corp........................     29,500       1,334,875
 KeyCorp................................    125,700       3,279,513
 KeySpan Corp...........................     41,700       1,471,593
 Kimberly Clark Corp....................    152,300       7,663,736
 Kinder Morgan, Inc.....................     35,900       1,473,695
 *#King Pharmaceuticals, Inc............     71,900       1,364,662
 *#KLA-Tencor Corp......................     55,700       2,460,548
 Knight Ridder, Inc.....................     24,600       1,542,666
 *Kohls Corp............................     99,200       6,795,200
 *Kroger Co.............................    232,400       3,655,652
 Leggett and Platt, Inc.................     57,700       1,377,299
 Lehman Brothers Holdings, Inc..........     71,900       4,414,660
 *Lexmark International Group, Inc......     37,300       2,467,022
 Lilly (Eli) & Co.......................    331,100      22,614,130
 Limited Brands, Inc....................    153,600       2,612,736
 Lincoln National Corp..................     54,400       1,911,616
 Linear Technology Corp.................     93,600       3,098,160
 Liz Claiborne, Inc.....................     31,400       1,011,080
 Lockheed Martin Corp...................    134,000       6,994,800
 Loews Corp.............................     55,000       2,226,400
 *Louisiana-Pacific Corp................     30,900         276,864
 Lowe's Companies, Inc..................    229,400       9,520,100
 *#LSI Logic Corp.......................    109,500         907,755
 *#Lucent Technologies, Inc.............  1,011,500       1,770,125
 *Manor Care, Inc.......................     28,900         562,972
 Marathon Oil Corp......................     91,300       1,826,000
 #Marriott International, Inc.
   Class A..............................     71,200       2,545,400
 Marsh & McLennan Co., Inc..............    157,900       7,452,880
 Marshall & Isley Corp..................     61,900       1,759,198
 Masco Corp.............................    146,200       2,948,854
 Mattel, Inc............................    128,700       2,653,794
 Maxim Integrated Products, Inc.........     95,200       4,003,636
 May Department Stores Co...............     84,900       2,076,654
 Maytag Corp............................     23,000         710,930
 MBIA, Inc..............................     43,300       1,969,284
 MBNA Corp..............................    376,600       8,036,644
 *McDermott International, Inc..........     18,600          61,380
 McDonalds Corp.........................    375,800       6,952,300
                                           SHARES        VALUE+
                                           ------        ------
 McGraw-Hill Companies, Inc.............     57,200  $    3,391,388
 McKesson Corp..........................     85,400       2,213,568
 MeadWestavco Corp......................     58,900       1,474,856
 *Medimmune, Inc........................     73,900       1,952,438
 Medtronic, Inc.........................    357,600      16,717,800
 Mellon Financial Corp..................    128,300       3,855,415
 Merck & Co., Inc.......................    662,900      39,382,889
 *#Mercury Interactive Corp.............     24,800         829,436
 Meredith Corp..........................     14,600         636,706
 #Merrill Lynch & Co., Inc..............    255,000      11,092,500
 #MetLife, Inc..........................    206,900       5,553,196
 MGIC Investment Corp...................     30,300       1,414,101
 *#Micron Technology, Inc...............    177,900       2,812,599
 *Microsoft Corp........................  1,595,800      92,293,093
 Millipore Corp.........................     14,300         527,098
 *Mirant Corp...........................    118,500         248,850
 #Molex, Inc............................     57,000       1,599,705
 Monsanto Co............................     77,000       1,354,430
 Moody's Corp...........................     45,800       2,016,116
 Morgan Stanley Dean Witter & Co........    322,900      14,607,996
 Motorola, Inc..........................    677,500       7,709,950
 *Nabors Industries, Ltd................     42,500       1,504,500
 National City Corp.....................    180,100       5,006,780
 *National Semiconductor Corp...........     53,200       1,079,960
 *Navistar International Corp...........     17,800         549,308
 *NCR Corp..............................     28,800         794,880
 *#Network Appliance Corp...............     99,100       1,376,004
 New York Times Class A.................     44,700       2,147,388
 Newell Rubbermaid, Inc.................     78,800       2,499,536
 #Newmont Mining Corp...................    118,300       2,769,403
 *Nextel Communications Corp.
   Class A..............................    268,400       3,689,158
 Nicor, Inc.............................     13,000         409,630
 Nike, Inc. Class B.....................     78,600       3,519,708
 #NiSource, Inc.........................     71,900       1,401,331
 *Noble Corp............................     39,500       1,341,025
 Nordstrom, Inc.........................     39,800         796,000
 Norfolk Southern Corp..................    114,600       2,261,058
 North Fork Bancorporation, Inc.........     48,200       1,677,842
 Northern Trust Corp....................     65,300       2,531,028
 #Northrop Grumman Corp.................     33,400       3,236,794
 *Novell, Inc...........................    107,400         386,640
 *Novellus Systems, Inc.................     42,700       1,549,797
 Nucor Corp.............................     23,000       1,155,520
 *Nvidia Corp...........................     45,200         774,502
 Occidental Petroleum Corp..............    111,000       3,091,350
 *Office Depot, Inc.....................     91,100       1,613,381
 Omnicom Group, Inc.....................     55,300       3,763,165
 *Oracle Systems Corp...................  1,601,200      19,446,574
 Paccar, Inc............................     34,200       1,678,365
 *Pactiv Corp...........................     46,600         964,620
 Pall Corp..............................     36,100         688,788
 *Parametric Technology Corp............     77,000         241,010
 Parker-Hannifin Corp...................     34,800       1,624,812
 Paychex, Inc...........................    110,800       3,237,576
 Penney (J.C.) Co., Inc.................     78,800       1,869,924
 Peoples Energy Corp....................     10,400         374,296
 *Peoplesoft, Inc.......................     91,900       1,806,295
 Pepsi Bottling Group, Inc..............     84,100       2,415,352
 Pepsico, Inc...........................    522,300      22,187,304
 PerkinElmer, Inc.......................     36,900         315,864
 Pfizer, Inc............................  1,824,000      57,528,960

THE U.S. LARGE COMPANY SERIES
CONTINUED

                                           SHARES        VALUE+
                                           ------        ------
 *#PG&E Corp. (Holding Co.).............    115,800  $    1,599,198
 Pharmacia Corp.........................    380,200      16,082,460
 *Phelps Dodge Corp.....................     26,100         820,062
 Philip Morris Companies, Inc...........    623,000      23,499,560
 Pinnacle West Capital Corp.............     25,100         806,212
 Pitney Bowes, Inc......................     70,200       2,478,060
 #Plum Creek Timber Co., Inc............     54,600       1,329,510
 *PMC Sierra, Inc.......................     49,200         399,750
 PNC Financial Services Group, Inc......     83,700       3,532,140
 *Power-One, Inc........................     23,500         185,885
 PPG Industries, Inc....................     49,900       2,498,992
 PPL Corp...............................     47,800       1,591,740
 Praxair, Inc...........................     47,600       2,808,400
 Principal Financial Group, Inc.........    102,200       2,963,800
 Procter & Gamble Co....................    382,900      32,163,600
 Progress Energy, Inc...................     69,500       2,919,000
 Progressive Corp.......................     64,100       3,630,624
 *Providian Financial Corp..............     85,100         517,408
 #Prudential Financial, Inc.............    171,100       5,146,688
 Public Service Enterprise Group, Inc...     65,200       1,952,088
 Pulte Homes Inc........................     18,100         849,614
 *Q Logic Corp..........................     27,600       1,199,772
 *Qualcomm, Inc.........................    228,900       9,430,680
 *Quintiles Transnational Corp..........     34,700         407,725
 *Qwest Communications International,
   Inc..................................    494,100       2,391,444
 #Radioshack Corp.......................     50,500       1,199,375
 *Rational Software Corp................     56,900         526,894
 Raytheon Co............................    118,700       3,462,479
 *#Reebok International, Ltd............     17,600         504,944
 Regions Financial Corp.................     65,200       2,265,048
 #RJ Reynolds Tobacco Holdings, Inc.....     26,400       1,019,040
 *Robert Half International, Inc........     51,700       1,015,905
 Rockwell Collins, Inc..................     53,900       1,153,460
 Rockwell International Corp............     54,900       1,155,645
 Rohm & Haas Co.........................     65,200       2,307,428
 Rowan Companies, Inc...................     27,700         590,010
 Ryder System, Inc......................     18,400         423,200
 *Sabre Holdings Corp...................     42,700         929,152
 Safeco Corp............................     40,300       1,457,248
 *Safeway, Inc..........................    130,000       3,091,400
 *Saint Jude Medical, Inc...............     52,000       1,810,640
 #Saint Paul Companies, Inc.............     66,700       2,483,908
 *#Sanmina Corp.........................    154,600         747,491
 Sara Lee Corp..........................    231,200       5,393,896
 SBC Communications, Inc................    979,900      27,927,150
 Schering-Plough Corp...................    432,200       9,793,652
 Schlumberger, Ltd......................    170,200       7,531,350
 Schwab (Charles) Corp..................    402,300       4,642,542
 Scientific-Atlanta, Inc................     46,100         626,960
 *#Sealed Air Corp......................     24,800         937,688
 #Sears, Roebuck & Co...................     93,200       2,581,640
 Sempra Energy..........................     60,400       1,399,468
 Sherwin-Williams Co....................     44,400       1,280,052
 *Siebel Systems, Inc...................    140,900       1,201,877
 Sigma-Aldrich Corp.....................     21,600       1,087,344
 Simon Property Group, Inc..............     54,800       1,847,856
 SLM Corp...............................     45,600       4,456,488
 Snap-On, Inc...........................     17,200         514,968
 *Solectron Corp........................    242,700       1,121,274
 Southern Co............................    208,900       5,464,824
 SouthTrust Corp........................    102,200       2,677,129
                                           SHARES        VALUE+
                                           ------        ------
 Southwest Airlines Co..................    227,800  $    3,781,480
 Sprint Corp............................    263,100       3,835,998
 *Sprint Corp. (PCS Group)..............    293,800       1,692,288
 Stanley Works..........................     25,200         905,688
 *Staples, Inc..........................    137,800       2,666,430
 *Starbucks Corp........................    114,500       2,487,513
 Starwood Hotels and Resorts Worldwide,
   Inc..................................     58,700       1,486,871
 State Street Corp......................     95,400       4,293,000
 #Stilwell Financial, Inc...............     65,500         964,160
 Stryker Corp...........................     58,300       3,605,855
 *Sun Microsystems, Inc.................    956,700       4,109,027
 *Sungard Data Systems, Inc.............     83,300       1,946,721
 Sunoco, Inc............................     22,400         663,040
 #Suntrust Banks, Inc...................     84,000       4,927,440
 Supervalu, Inc.........................     39,400         708,412
 Symbol Technologies, Inc...............     67,600         695,604
 Synovus Financial Corp.................     87,400       1,820,542
 Sysco Corp.............................    195,500       5,751,610
 T. Rowe Price Group, Inc...............     36,000       1,094,220
 Target Corp............................    267,300       9,296,694
 #Teco Energy, Inc......................     51,100         753,214
 *Tektronix, Inc........................     26,300         518,636
 *Tellabs, Inc..........................    121,300       1,074,718
 Temple-Inland, Inc.....................     15,900         779,895
 *Tenet Healthcare Corp.................    144,100       2,658,645
 *Teradyne, Inc.........................     53,900         883,421
 Texas Corp.............................     91,100       1,404,762
 Texas Instruments, Inc.................    510,800      10,272,188
 Textron, Inc...........................     40,700       1,754,170
 #The Goldman Sachs Group, Inc..........    142,000      11,199,540
 *Thermo-Electron Corp..................     49,100         961,869
 *Thomas & Betts Corp...................     17,200         321,640
 #Tiffany & Co..........................     42,900       1,217,502
 TJX Companies, Inc.....................    159,000       3,111,630
 *TMP Worldwide, Inc....................     32,900         481,656
 Torchmark Corp.........................     35,000       1,299,900
 *Toys R Us, Inc........................     62,600         851,986
 Transocean, Inc........................     94,100       2,286,630
 *Travelers Property Casualty Corp.
   Series B.............................    294,700       4,715,200
 Tribune Co.............................     88,900       4,071,620
 TRW, Inc...............................     37,900       1,959,051
 Tupperware Corp........................     17,200         294,636
 Tyco International, Ltd................    588,000      10,489,920
 U.S. Bancorp...........................    564,200      12,355,980
 Union Pacific Corp.....................     74,500       4,313,550
 Union Planters Corp....................     58,900       1,737,550
 *#Unisys Corp..........................     95,200       1,066,240
 #United Parcel Service, Inc............    329,100      20,851,776
 United States Steel Corp...............     30,100         435,848
 United Technologies Corp...............    139,000       8,683,330
 Unitedhealth Group, Inc................     89,400       7,281,630
 *Univision Communications, Inc.
   Class A..............................     67,500       2,169,450
 Unocal Corp............................     75,900       2,250,435
 UnumProvident Corp.....................     71,100       1,212,255
 UST, Inc...............................     49,800       1,603,560
 *Veritas Software Co...................    121,000       2,201,595
 Verizon Communications, Inc............    804,000      33,671,520
 VF Corp................................     32,200       1,219,092
 *Viacom, Inc. Class B..................    520,000      24,445,200

THE U.S. LARGE COMPANY SERIES
CONTINUED

                                           SHARES        VALUE+
                                           ------        ------
 Visteon Corp...........................     38,500  $      309,925
 #Vulcan Materials Co...................     30,000       1,132,200
 Wachovia Corp..........................    404,100      14,204,115
 Walgreen Co............................    301,900       8,691,701
 Wal-Mart Stores, Inc...................  1,310,900      70,998,344
 Washington Mutual, Inc.................    285,000      10,254,300
 Waste Management, Inc..................    180,200       4,490,584
 *Waters Corp...........................     38,600       1,034,480
 *Watson Pharmaceuticals, Inc...........     31,500         944,685
 *Wellpoint Health Networks, Inc........     42,900       2,824,107
 Wells Fargo & Co.......................    500,600      23,132,726
 Wendy's International, Inc.............     34,200         955,206
 Weyerhaeuser Co........................     64,500       3,392,700
 Whirlpool Corp.........................     20,100       1,080,978
 Williams Companies, Inc................    152,200         403,330
 Winn-Dixie Stores, Inc.................     41,500         619,180
 Worthington Industries, Inc............     25,200         444,024
 #Wrigley (Wm.) Jr. Co..................     66,400       3,571,656
 Wyeth..................................    390,500      15,006,915
 #XCEL Energy, Inc......................    117,400       1,260,876
 *#Xerox Corp...........................    215,200       1,876,544
 *#Xilinx, Inc..........................     99,400       2,450,210
 XL Capital, Ltd........................     40,000       3,309,600
 *#Yahoo!, Inc..........................    177,100       3,243,587
 *Yum! Brands, Inc......................     87,600       2,094,516
 *Zimmer Holdings, Inc..................     57,400       2,160,536
 #Zions Bancorp.........................     27,100       1,115,572
                                                     --------------
TOTAL COMMON STOCKS
  (Cost $2,502,724,241).................              2,547,583,966
                                                     --------------

                                            FACE
                                           AMOUNT
                                           ------
                                            (000)
TEMPORARY CASH INVESTMENTS -- (2.6%)
 Repurchase Agreement, PNC Capital
   Markets Inc. 1.21%, 12/02/02
   (Collateralized by $67,888,000 FMC
   Discount Notes 1.30%, 01/08/03,
   valued at $67,803,140) to be
   repurchased at $66,807,736
   (Cost $66,801,000)...................  $  66,801      66,801,000
                                                     --------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $2,569,525,241)++...............             $2,614,384,966
                                                     ==============

--------------------

  +  See Note B to Financial Statements.
  *  Non-Income Producing Securities
  #  Total or Partial Securities on Loan
 ++  The cost for federal income tax purposes is $2,709,418,577.

                See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY

                         THE U.S. LARGE COMPANY SERIES

                      STATEMENT OF ASSETS AND LIABILITIES

                               NOVEMBER 30, 2002

                             (AMOUNTS IN THOUSANDS)

ASSETS:

Investments at Value..............................    $2,614,385
Collateral for Securities Loaned..................       185,407
Cash..............................................         4,418
Receivables:
    Dividends and Interest........................         4,552
    Securities Lending............................            11
    Fund Shares Sold..............................         1,266
Prepaid Expenses and Other Assets.................             1
                                                      ----------
        Total Assets..............................     2,810,040
                                                      ----------

LIABILITIES:
Payables:
    Collateral on Securities Loaned...............       185,407
    Investment Securities Purchased...............           140
    Fund Shares Redeemed..........................           551
    Due to Advisor................................            55
Futures Margin Variation..........................           151
Accrued Expenses and Other Liabilities............           179
                                                      ----------
        Total Liabilities.........................       186,483
                                                      ----------
NET ASSETS........................................    $2,623,557
                                                      ==========
Investments at Cost...............................    $2,569,525
                                                      ==========

                        THE DFA INVESTMENT TRUST COMPANY

                         THE U.S. LARGE COMPANY SERIES

                            STATEMENT OF OPERATIONS

                      FOR THE YEAR ENDED NOVEMBER 30, 2002

                             (AMOUNTS IN THOUSANDS)

INVESTMENT INCOME
    Dividends.....................................    $  42,685
    Interest......................................          836
    Income From Securities Lending................          153
                                                      ---------
        Total Investment Income...................       43,674
                                                      ---------
EXPENSES
    Investment Advisory Services..................          693
    Accounting & Transfer Agent Fees..............          416
    Custodian Fees................................          113
    Legal Fees....................................           26
    Audit Fees....................................           35
    Shareholders' Reports.........................           64
    Trustees' Fees and Expenses...................           21
    Other.........................................          115
                                                      ---------
        Total Expenses............................        1,483
                                                      ---------
    NET INVESTMENT INCOME (LOSS)..................       42,191
                                                      ---------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENT SECURITIES
Net Realized Gain (Loss) on Investment Securities
  Sold............................................     (211,200)
Net Realized Gain (Loss) on Futures...............      (12,710)
Change in Unrealized Appreciation (Depreciation)
  of:
    Investment Securities.........................     (356,042)
    Futures.......................................        5,220
                                                      ---------

    NET GAIN (LOSS) ON INVESTMENT SECURITIES......     (574,732)
                                                      ---------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM OPERATIONS.................................    $(532,541)
                                                      =========

                        THE DFA INVESTMENT TRUST COMPANY

                         THE U.S. LARGE COMPANY SERIES

                      STATEMENTS OF CHANGES IN NET ASSETS

                             (AMOUNTS IN THOUSANDS)

                                             YEAR         YEAR
                                             ENDED        ENDED
                                           NOV. 30,     NOV. 30,
                                             2002         2001
                                          -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
Operations:
    Net Investment Income (Loss)........  $   42,191   $   37,501
    Net Realized Gain (Loss) on
      Investment Securities Sold........    (211,200)     (81,255)
    Net Realized Gain (Loss) on
      Futures...........................     (12,710)     (14,349)
    Change in Unrealized Appreciaiton
      (Depreciation) of:
        Investment Securities...........    (356,042)    (344,426)
        Futures.........................       5,220          915
                                          ----------   ----------
        Net Increase (Decrease) in Net
          Assets Resulting from
          Operations....................    (532,541)    (401,614)
                                          ----------   ----------
Transactions in Interest:
    Contributions.......................     962,613      552,671
    Withdrawals.........................    (638,165)    (458,219)
                                          ----------   ----------
        Net Increase (Decrease) from
          Transactions in Interest......     324,448       94,452
                                          ----------   ----------
        Total Increase (Decrease).......    (208,093)    (307,162)
NET ASSETS
    Beginning of Period.................   2,831,650    3,138,812
                                          ----------   ----------
    End of Period.......................  $2,623,557   $2,831,650
                                          ==========   ==========

                        THE DFA INVESTMENT TRUST COMPANY
                         THE U.S. LARGE COMPANY SERIES
                              FINANCIAL HIGHLIGHTS
                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                              YEAR         YEAR         YEAR         YEAR         YEAR
                              ENDED        ENDED        ENDED        ENDED        ENDED
                            NOV. 30,     NOV. 30,     NOV. 30,     NOV. 30,     NOV. 30,
                              2002         2001         2000         1999         1998
                           -----------  -----------  -----------  -----------  -----------
Net Asset Value,
  Beginning of Period....         N/A          N/A          N/A          N/A          N/A
                           ----------   ----------   ----------   ----------   ----------
INCOME FROM INVESTMENT
OPERATIONS
  Net Investment Income
    (Loss)...............          --           --           --           --           --
  Net Gains (Losses) on
    Securities (Realized
    and Unrealized)......          --           --           --           --           --
                           ----------   ----------   ----------   ----------   ----------
Total from Investment
  Operations.............          --           --           --           --           --
                           ----------   ----------   ----------   ----------   ----------
LESS DISTRIBUTIONS
  Net Investment
    Income...............          --           --           --           --           --
  Net Realized Gains.....          --           --           --           --           --
                           ----------   ----------   ----------   ----------   ----------
Total Distributions......          --           --           --           --           --
                           ----------   ----------   ----------   ----------   ----------
Net Asset Value, End of
  Period.................         N/A          N/A          N/A          N/A          N/A
                           ==========   ==========   ==========   ==========   ==========
Total Return.............      (16.59)%     (12.30)%      (4.25)%      20.86%       23.62%

Net Assets, End of Period
  (thousands)............  $2,623,557   $2,831,650   $3,138,812   $2,775,062   $1,557,174
Ratio of Expenses to
  Average Net Assets.....        0.05%        0.05%        0.06%        0.06%        0.06%
Ratio of Net Investment
  Income to Average Net
  Assets.................        1.53%        1.26%        1.12%        1.27%        1.47%
Portfolio Turnover
  Rate...................          11%           8%           8%           4%           9%

--------------

N/A Not applicable as the U.S. Large Company Series is organized as a partnership and does not have a unitized value.

                See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY
                         NOTES TO FINANCIAL STATEMENTS

A. ORGANIZATION:

    The DFA Investment Trust Company (the "Trust") is an open-end management investment company registered under the Investment Company Act of 1940. The Trust currently offers twenty-five series, of which The U.S. Large Company Series (the "Series") is presented in this report.

B. SIGNIFICANT ACCOUNTING POLICIES:

    The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America for investment companies. Such policies are consistently followed by the Trust in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates and those differences could be material.

    1. SECURITY VALUATION: Securities held by the Series which are listed on a securities exchange and for which market quotations are readily available are valued at the last quoted sale price of the day, or if there is no such reported sale, at the mean between the most recent bid and asked prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Unlisted securities for which market quotations are readily available are valued at the mean between the most recent bid and asked prices. Securities for which quotations are not readily available are valued in good faith at fair value using methods determined by the Board of Trustees.

    2. DEFERRED COMPENSATION PLAN: Each eligible Trustee of the Trust may elect participation in the Deferred Compensation Plan (the "Plan"). Under the Plan, effective January 1, 2002, such Trustees may defer payment of a percentage of their total fees earned as a Trustee. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio, U.S. Micro Cap Portfolio, DFA International Value Portfolio, Emerging Markets Portfolio and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) are included in Trustees' Fees and Expenses. At November 30, 2002, the total liability for deferred compensation to Trustees is included in Accrued Expenses and Other Liabilities in the amount of $11,969.

    3. REPURCHASE AGREEMENTS: The Series may purchase money market instruments subject to the counterparty's agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system or with the Trust's custodian or a third party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements were entered into on November 29, 2002.

    4. OTHER: Security transactions are accounted for on the trade date. Costs used in determining realized gains and losses on the sale of investment securities are on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income is recorded on the accrual basis. Discount and premium on securities purchased are amortized over the lives of the respective securities. Expenses directly attributable to a Series are directly charged. Common expenses are allocated using methods approved by the Board of Trustees, generally based on average net assets.

C. INVESTMENT ADVISOR:

    Dimensional Fund Advisors Inc. ("Dimensional" or the "Advisor") provides investment advisory services to the Series. For the year ended November 30, 2002, the Series' advisory fees were accrued daily and paid monthly to the Advisor based on an effective annual rate of 0.025 of 1% of average daily net assets.

    Certain officers of the Series are also officers, directors and shareholders of the Advisor.

D. PURCHASES AND SALES OF SECURITIES:

    For the year ended November 30, 2002, the Series made the following purchases and sales of investment securities other than U.S. Government Securities and short-term securities (amounts in thousands):

Purchases.........................................    $607,157
Sales.............................................     296,802

E. FEDERAL INCOME TAXES:

    No provision for federal income taxes is required since the Series is treated as a partnership for federal income tax purposes. Any interest, dividends and gains or losses have been deemed to have been "passed through" to its Feeder Fund.

    At November 30, 2002, gross unrealized appreciation and depreciation for federal income tax purposes of investment securities and foreign currencies was as follows (amounts in thousands):

Gross Unrealized Appreciation.....................  $442,827
Gross Unrealized Depreciation.....................  (537,861)
                                                    --------
    Net...........................................  $(95,034)
                                                    ========

F. FINANCIAL INSTRUMENTS:

    In accordance with the Series' Investment Objectives and Policies, the Series may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

    FUTURES CONTRACTS: During the year ended November 30, 2002, the
Series entered into futures contracts in accordance with its investment objectives. Upon entering into a futures contract, the Series deposits cash with a broker, equal to the minimum "initial margin" requirements of the exchange on which the contract is traded. Subsequent payments are received from or paid to the broker each day, based on the fluctuation in the market value of the contract. These receipts or payments are known as "variation margin" and are recorded daily by the Series as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Series records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

    At November 30, 2002, the Series had outstanding 302 long futures contracts on the S&P 500 Index, all of which expire on December 20, 2002. The value of such contracts on November 30, 2002 was $70,668,000, which resulted in an unrealized gain of $5,253,729.

    Risks arise upon entering into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Series could lose more than the initial margin requirements.

G. LINE OF CREDIT:

    The Trust, together with other Dimensional-advised portfolios, has entered into a $50 million unsecured discretionary line of credit with its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $50 million. Borrowings under the line of credit are charged interest at the current overnight federal funds rate plus a variable rate determined at the date of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit, since this is not a committed facility. The agreement for the discretionary line of credit may be terminated at any time. For the year ended November 30, 2002 borrowings by the Series under the line were as follows:

  WEIGHTED       WEIGHTED     NUMBER OF   INTEREST  MAXIMUM AMOUNT
   AVERAGE       AVERAGE        DAYS      EXPENSE   BORROWED DURING
INTEREST RATE  LOAN BALANCE  OUTSTANDING  INCURRED    THE PERIOD
-------------  ------------  -----------  --------  ---------------
  2.51%         $4,351,429          7      $2,122     $8,313,000

    The Trust, together with other Dimensional-advised portfolios, has also entered into an additional $150 million unsecured line of credit with its international custodian bank. Each portfolio is permitted to borrow, subject to investment limitations, up to a maximum of $150 million, as long as total borrowings under the line of credit do not exceed $150 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed to by the parties at the time of borrowing. There is no commitment fee on the unused line of credit. The agreement of the line of credit expires in April 2003. There were no borrowings by the Series under the line of credit with the international custodian bank during the year ended November 30, 2002.

H. SECURITIES LENDING:

    As of November 30, 2002, some of the Series portfolios had securities on loan to broker/dealers, for which each portfolio held cash collateral. Each portfolio invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are required at all times to be secured by collateral at least equal to 100% of the market value of the securities on loan. However, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. In the event that the borrower fails to return loaned securities, and cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities and provided such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the portfolio or, at the option of the lending agent, to replace the securities.

    Each portfolio, along with other portfolios of the Series, invests the cash collateral received from securities on loan in a pooled cash account, which invests in repurchase agreements collateralized by U.S. government securities. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature.

    As of November 30, 2002, the interest rate on the pooled cash account earned by each of the portfolios was 1.30%. The repurchase agreements with JPMorgan Securities and UBS Warburg, comprising the pooled cash account bear interest at a rate of 1.30% and are to be repurchased on December 2, 2002. The market value of securities on loan to broker/dealers, the value of cash collateral received from such broker/dealers, the cost/value of the portfolio's pooled cash account investment and the allocated value of collateral from repurchase agreements held in the pooled cash account as of November 30, 2002 were as follows:

                                   MARKET
                                  VALUE OF       VALUE OF        COST/VALUE OF     VALUE OF COLLATERAL
                                 SECURITIES   COLLATERAL AND      POOLED CASH        FROM REPURCHASE
                                  ON LOAN     INDEMNIFICATION  ACCOUNT INVESTMENT      AGREEMENTS
                                ------------  ---------------  ------------------  -------------------
The U.S. Large Company
  Series......................  $177,832,947   $185,406,500       $185,406,500        $189,925,744

               REPORT OF INDEPENDENT CERTIFIED PUBLIC ACCOUNTANTS

TO THE SHAREHOLDERS OF THE U.S. LARGE COMPANY SERIES AND
BOARD OF TRUSTEES OF THE DFA INVESTMENT TRUST COMPANY

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of The U.S. Large Company Series (one of the portfolios constituting The DFA Investment Trust Company, hereafter referred to as the "Series") at November 30, 2002, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Series' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at November 30, 2002 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Fort Lauderdale, Florida
January 15, 2003

                                FUND MANAGEMENT

TRUSTEES/DIRECTORS

    Each Board of Trustees/Directors of The DFA Investment Trust Company Inc. ("DFAITC"), DFA Investment Dimensions Group Inc. ("DFAIDG"), Dimensional Investment Group Inc. ("DIG") and Dimensional Emerging Markets Value Fund Inc. ("DEM") (each, the "Fund" and collectively, the "Funds") is responsible for establishing the Fund's policies and for overseeing the management of the Fund. The Trustees/Directors of the Funds, including all of the disinterested Directors, have adopted written procedures to monitor potential conflicts of interest that might develop between portfolios of the Funds (the "Feeder Portfolios") that invest in certain series of DFAITC or DEM (the "Master Funds").

    Each Board has an Audit Committee comprised of George M. Constantinides, Roger G. Ibbotson and Abbie J. Smith. Each member of the Audit Committee is a disinterested Director. The Audit Committee for each Board oversees the Fund's accounting and financial reporting policies and practices, the Fund's internal controls and other oversight functions as requested by the Board. The Audit Committee for each Board also acts as a liaison between the Fund's independent certified public accountants and the full Board. There were three Audit Committee meetings for each Fund held during the fiscal year ended November 30, 2002.

    Certain biographical information for each disinterested Trustee/Director and each interested Trustee/Director of the Funds is set forth in the tables below, including a description of each Trustee/Director's experience as a Trustee/ Director of the Funds and as a director or trustee of other funds, as well as other recent professional experience.

    The statement of additional information ("SAI") of the Funds includes additional information about each Trustee/ Director. You may obtain copies of the SAI and prospectus of each Fund advised by Dimensional Fund Advisors Inc. by calling collect (310) 395-8005 or by mailing Dimensional Fund Advisors, 1299 Ocean Avenue, 11th Floor, Santa Monica, California 90401. Prospectuses are also available at www.dfafunds.com.

       NAME, AGE, POSITION                                 PORTFOLIOS WITHIN THE
          WITH THE FUND           TERM OF OFFICE(1) AND     DFA FUND COMPLEX(2)     PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS AND
           AND ADDRESS              LENGTH OF SERVICE            OVERSEEN            OTHER DIRECTORSHIPS OF PUBLIC COMPANIES HELD
                                                       DISINTERESTED DIRECTORS

  George M. Constantinides        DFAITC - since 1993    88 portfolios in 4         Leo Melamed Professor of Finance, Graduate
  Director of DFAIDG, DIG and     DFAIDG - since 1983    investment companies       School of Business, University of Chicago.
  DEM.                            DIG - since 1993
  Trustee of DFAITC.              DEM - since 1994
  1101 E. 58th Street
  Chicago, IL 60637
  Date of Birth: 9/22/47

  John P. Gould                   DFAITC - since 1993    88 portfolios in 4         Steven G. Rothmeier Distinguished Service
  Director of DFAIDG, DIG and     DFAIDG - since 1986    investment companies       Professor of Economics, Graduate School of
  DEM.                            DIG - since 1993                                  Business, University of Chicago. Principal and
  Trustee of DFAITC.              DEM - since 1994                                  Executive Vice President, Lexecon Inc.
  1101 E. 58th Street                                                               (economics, law, strategy and finance
  Chicago, IL 60637                                                                 consulting). Formerly, President, Cardean
  Date of Birth: 1/19/39                                                            University (division of UNext.com). Member of
                                                                                    the Boards of Milwaukee Mutual Insurance
                                                                                    Company and UNext.com. Formerly, Trustee, First
                                                                                    Prairie Funds (registered investment company).
                                                                                    Trustee, Harbor Fund (registered investment
                                                                                    company) (13 Portfolios).

  Roger G. Ibbotson               DFAITC - since 1993    88 portfolios in 4         Professor in Practice of Finance, Yale School
  Director of DFAIDG, DIG and     DFAIDG - since 1981    investment companies       of Management. Director, BIRR Portfolio
  DEM.                            DIG - since 1993                                  Analysis, Inc. (software products). Chairman,
  Trustee of DFAITC.              DEM - since 1994                                  Ibbotson Associates, Inc., Chicago, IL
  Yale School of Management                                                         (software, data, publishing and consulting).
  P.O. Box 208200                                                                   Partner, Zebra Capital Management, LLC (hedge
  New Haven, CT 06520-8200                                                          fund manager). Formerly, Director, Hospital
  Date of Birth: 5/27/43                                                            Fund, Inc. (investment management services).

       NAME, AGE, POSITION                                 PORTFOLIOS WITHIN THE
          WITH THE FUND           TERM OF OFFICE(1) AND     DFA FUND COMPLEX(2)     PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS AND
           AND ADDRESS              LENGTH OF SERVICE            OVERSEEN            OTHER DIRECTORSHIPS OF PUBLIC COMPANIES HELD
  Myron S. Scholes                DFAITC - since 1993    88 portfolios in 4         Frank E. Buck Professor Emeritus of Finance,
  Director of DFAIDG, DIG and     DFAIDG - since 1981    investment companies       Stanford University. Partner, Oak Hill Capital
  DEM.                            DIG - since 1993                                  Management. Chairman, Oak Hill Platinum
  Trustee of DFAITC.              DEM - since 1994                                  Partners. Director, Financial Engines.
  Oak Hill Capital Management,                                                      Director, Chicago Mercantile Exchange.
  Inc.                                                                              Consultant, Arbor Investors. Formerly,
  2775 Sand Hill Rd.                                                                Director, Smith Breeden Family of Funds and
  Suite 220                                                                         Partner, Long-Term Capital Management.
  Menlo Park, CA 94025                                                              Director, American Century Fund Complex
  Date of Birth: 7/01/41                                                            (registered investment companies) (38
                                                                                    Portfolios).

  Abbie J. Smith                  DFAITC - since 2000    88 portfolios in 4         Marvin Bower Fellow, Harvard Business School
  Director of DFAIDG, DIG and     DFAIDG - since 2000    investment companies       (9/01 to 8/02). Boris and Irene Stern Professor
  DEM.                            DIG - since 2000                                  of Accounting, Graduate School of Business,
  Trustee of DFAITC.              DEM - since 2000                                  University of Chicago. Director, HON Industries
  425 Morgan Hall                                                                   Inc. (office furniture).
  Soldiers Field,
  Boston, MA 02163
  Date of Birth: 4/30/53
                                                       INTERESTED DIRECTORS**

  David G. Booth                  DFAITC - since 1993    88 portfolios in 4         Chairman, Director, Chief Executive Officer,
  Chairman, Director, Chief       DFAIDG - since 1981    investment companies       Chief Investment Officer and President of
  Executive Officer, Chief        DIG - since 1992                                  Dimensional Fund Advisors Inc., DFA Securities
  Investment Officer and          DEM - since 1994                                  Inc., DFAIDG, DIG and DEM. Chairman, Trustee,
  President of DFAIDG, DIG and                                                      Chief Executive Officer, Chief Investment
  DEM. Chairman, Trustee, Chief                                                     Officer and President of DFAITC. Director and
  Executive Officer, Chief                                                          Chief Investment Officer of Dimensional Fund
  Investment Officer and                                                            Advisors Ltd. Director, Chief Executive
  President of DFAITC.                                                              Officer, Chief Investment Officer and President
  1299 Ocean Avenue                                                                 of DFA Australia Ltd. Director of Dimensional
  Santa Monica, CA 90401                                                            Funds PLC. (Chief Investment Officer positions
  Date of Birth: 12/02/46                                                           held starting 1/1/2003)
                                                                                    Limited Partner, Oak Hill Partners. Director,
                                                                                    University of Chicago Business School.
                                                                                    Formerly, Director, SA Funds (registered
                                                                                    investment company). Director, Assante
                                                                                    Corporation (investment management) (until
                                                                                    9/9/2002).

  Rex A. Sinquefield*             DFAITC - since 1993    88 portfolios in 4         Chairman, Director and Chief Investment Officer
  Chairman and Director of        DFAIDG - since 1981    investment companies       of Dimensional Fund Advisors Inc., DFA
  DFAIDG, DIG and DEM. Trustee    DIG - since 1992                                  Securities Inc., DFAIDG, DIG and DEM. Chairman,
  and Chairman of DFAITC.         DEM - since 1994                                  Trustee and Chief Investment Officer of DFAITC.
  1299 Ocean Avenue                                                                 Director and President of Dimensional Fund
  Santa Monica, CA 90401                                                            Advisors Ltd. Director and Chief Investment
  Date of Birth: 9/07/44                                                            Officer of DFA Australia Ltd. Director of
                                                                                    Dimensional Funds PLC. (Chief Investment
                                                                                    Officer positions held through 1/1/2003)
                                                                                    Trustee, St. Louis University. Life Trustee and
                                                                                    Member of Investment Committee, DePaul
                                                                                    University. Director, The German St. Vincent
                                                                                    Orphan Home. Member of Investment Committee,
                                                                                    Archdiocese of St. Louis.

(1) Each Director holds office for an indefinite term until his or her successor is elected and qualified.

(2) Each Director is a director or trustee of each of the four registered investment companies within the DFA Fund Complex, which includes the Funds.

  *  Rex A. Sinquefield and Jeanne C. Sinquefield are husband and wife.

 ** Interested Directors are described as such because they are deemed to be "interested persons," as that term is defined under The Investment Company Act of 1940, as amended, due to their positions with Dimensional Fund Advisors Inc..

OFFICERS

    The name, age, information regarding positions with the Fund and the principal occupation for each officer of the Fund are set forth below. Each of the officers listed below holds the same office (except as otherwise noted) in the following entities: Dimensional Fund Advisors Inc., DFA Securities Inc., DFA Australia Limited, Dimensional Fund Advisors Ltd., DFAIDG, DIG, DFAITC and DEM (collectively, the "DFA Entities").

                                     TERM OF OFFICE(1)
NAME, AGE, POSITION WITH THE FUND      AND LENGTH OF
           AND ADDRESS                    SERVICE         PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS
                                              OFFICERS

Arthur H.F. Barlow                         Since 1993     Vice President of all the DFA Entities.
Vice President
Santa Monica, CA
Date of Birth: 11/07/55

Valerie A. Brown                           Since 2001     Vice President and Assistant Secretary of
Vice President and Assistant                              all the DFA Entities. Prior to April 2001,
Secretary                                                 legal counsel for DFA (since March 2000).
Santa Monica, CA                                          Associate, Jones, Day, Reavis & Pogue from
Date of Birth: 1/24/67                                    October 1991 to February 2000.

Truman A. Clark                            Since 1996     Vice President of all the DFA Entities,
Vice President                                            except Dimensional Fund Advisors Ltd.
Santa Monica, CA
Date of Birth: 4/08/41

James L. Davis                             Since 1999     Vice President of all the DFA Entities,
Vice President                                            except Dimensional Fund Advisors Ltd.
Santa Monica, CA                                          Formerly at Kansas State University, Arthur
Date of Birth: 11/29/56                                   Anderson & Co., Phillips Petroleum Co.

Robert T. Deere                            Since 1994     Vice President of all the DFA Entities.
Vice President
Santa Monica, CA
Date of Birth: 10/08/57

Robert W. Dintzner                         Since 2001     Vice President of all the DFA Entities,
Vice President                                            except Dimensional Fund Advisors Ltd.
Santa Monica, CA                                          Prior to April 2001, marketing supervisor
Date of Birth: 3/18/70                                    and marketing coordinator for DFA.

Richard A. Eustice                         Since 1998     Vice President and Assistant Secretary of
Vice President and Assistant                              all the DFA Entities, except Dimensional
Secretary                                                 Fund Advisors Ltd.
Santa Monica, CA
Date of Birth: 8/05/65

Eugene F. Fama, Jr.                        Since 1993     Vice President of all the DFA Entities,
Vice President                                            except Dimensional Fund Advisors Ltd.
Santa Monica, CA
Date of Birth: 1/21/61

Robert M. Fezekas                          Since 2001     Vice President of all the DFA Entities,
Vice President                                            except Dimensional Fund Advisors Ltd. and
Santa Monica, CA                                          DFA Australia Limited. Prior to December
Date of Birth: 10/28/70                                   2001, Portfolio Manager.

                                   TERM OF OFFICE(1)
NAME, AGE, POSITION WITH THE FUND    AND LENGTH OF
         AND ADDRESS                    SERVICE           PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS
Glenn S. Freed                             Since 2001     Vice President of all the DFA Entities,
Vice President                                            except Dimensional Fund Advisors Ltd. and
Santa Monica, CA                                          DFA Australia Limited. Formerly, Professor
Date of Birth: 11/24/61                                   and Associate Dean of the Leventhal School
                                                          of Accounting (September 1998 to August
                                                          2001) and Academic Director Master of
                                                          Business Taxation Program (June 1996 to
                                                          August 2001) at the University of Southern
                                                          California Marshall School of Business.

Henry F. Gray                              Since 2000     Vice President of all the DFA Entities,
Vice President                                            except Dimensional Fund Advisors Ltd. Prior
Santa Monica, CA                                          to July 2000, portfolio manager.
Date of Birth: 9/22/67

Kamyab Hashemi-Nejad                       Since 1997     Vice President, Controller and Assistant
Vice President, Controller and                            Treasurer, of all the DFA Entities.
Assistant Treasurer
Santa Monica, CA
Date of Birth: 1/22/61

Stephen P. Manus                           Since 1997     Vice President of all the DFA Entities,
Vice President                                            except Dimensional Fund Advisors Ltd.
Santa Monica, CA
Date of Birth: 12/26/50

Karen E. McGinley                          Since 1997     Vice President of all the DFA Entities.
Vice President
Santa Monica, CA
Date of Birth: 3/10/66

Catherine L. Newell                        Since 2000     Vice President and Secretary of all the DFA
Vice President and Secretary                              Entities, except DFA Australia Limited for
Santa Monica, CA                                          which she is Vice President and Assistant
Date of Birth: 5/07/64                                    Secretary. Director, Dimensional Funds PLC.
                                                          Vice President and Assistant Secretary of
                                                          all DFA Entities (1997-2000).

David A. Plecha                            Since 1993     Vice President of all the DFA Entities.
Vice President
Santa Monica, CA
Date of Birth: 10/26/61

Andrew E. Rasmusen                         Since 2001     Vice President of all the DFA Entities
Vice President                                            except Dimensional Fund Advisors Ltd. Prior
Santa Monica, CA                                          to April 2001, investment management,
Date of Birth: 1/26/62                                    client service manager for DFA (since
                                                          October 2000). Investment manager
                                                          researcher and consultant for
                                                          InvestorForce, Inc. from October 1999 to
                                                          October 2000 and for William M. Mercer
                                                          Investment Consulting, Inc. from April 1996
                                                          to October 1999.

Edwardo A. Repetto                         Since 2002     Vice President of all the DFA Entities,
Vice President                                            except Dimensional Fund Advisors Ltd. and
Santa Monica, CA                                          DFA Australia Limited. Research Associate
Date of Birth: 1/28/67                                    for Dimensional Fund Advisors Inc. (June
                                                          2000 to April 2002). Research scientist
                                                          (August 1998 to June 2000) and
                                                          Faculty-Postdoctural Fellow (August 1997 to
                                                          August 1998), California Institute of
                                                          Technology.

George L. Sands                            Since 1993     Vice President of all the DFA Entities.
Vice President
Santa Monica, CA
Date of Birth: 2/08/56

Michael T. Scardina                        Since 1993     Vice President, Chief Financial Officer and
Vice President, Chief Financial                           Treasurer of all the DFA Entities.
Officer and Treasurer                                     Director, Dimensional Funds, PLC.
Santa Monica, CA
Date of Birth: 10/12/55

                                   TERM OF OFFICE(1)
NAME, AGE, POSITION WITH THE FUND    AND LENGTH OF
         AND ADDRESS                    SERVICE           PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS
David E. Schneider                         Since 2001     Vice President of all the DFA Entities,
Vice President                                            except Dimensional Fund Advisors Ltd. and
Santa Monica, CA                                          DFA Australia Limited. Prior to 2001 and
Date of Birth: 1/26/46                                    currently, Regional Director of Dimensional
                                                          Fund Advisors Inc.

John C. Siciliano                          Since 2001     Vice President of all the DFA Entities.
Vice President                                            Director, Dimensional Funds PLC. Managing
Santa Monica, CA                                          Principal, Payden & Rygel Investment
Date of Birth: 8/24/54                                    Counsel from April 1998 through December
                                                          2000 and Co-Head, North American Corporate
                                                          Finance for Dresdner Kleinwort Benson N.A.
                                                          from October 1995 to April 1998.

Jeanne C. Sinquefield, Ph.D.*              Since 1988     Executive Vice President of all the DFA
Executive Vice President                                  Entities.
Santa Monica, CA
Date of Birth: 12/02/46

Carl G. Snyder                             Since 2000     Vice President of all the DFA Entities,
Vice President                                            except Dimensional Fund Advisors Ltd. Prior
Santa Monica, CA                                          to July 2000, portfolio manager.
Date of Birth: 6/08/63

Weston J. Wellington                       Since 1997     Vice President of all the DFA Entities,
Vice President                                            except Dimensional Fund Advisors Ltd.
Santa Monica, CA
Date of Birth: 3/01/51

Daniel M. Wheeler                          Since 2001     Vice President of all the DFA Entities,
Vice President                                            except Dimensional Fund Advisors Ltd. and
Santa Monica, CA                                          DFA Australia Limited. Prior to 2001 and
Date of Birth: 3/03/45                                    currently, Director of Financial Advisors
                                                          Services of Dimensional Fund Advisors Inc.

(1) Each officer holds office for an indefinite term at the pleasure of the Boards of Directors and until his or her successor is elected and qualified.

  *  Rex A. Sinquefield and Jeanne C. Sinquefield are husband and wife.